STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 157,407,613	$ 155,816,750
EBP, Investment, Contract Value [Abstract]
Life insurance contract	17,431	21,109
Total investments	157,425,044	155,837,859
EBP, Receivable [Abstract]
Notes receivable from participants	1,627,328	1,507,203
Total receivables	1,627,328	1,507,203
Net assets available for benefits	159,052,372	157,345,062
Core Laboratories Inc. Common Stock
Investments, at fair value:
Total investments, at fair value	3,734,349	4,462,997
Investment Funds
Investments, at fair value:
Total investments, at fair value	$ 153,673,264	$ 151,353,753